Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of operating segments
Information about our reportable segments for the years ended December 31, 2025, 2024, and 2023 is as follows:

For the year ended December 31, 2025

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$115,632	$444,313	$378,277	$938,222	$—	$938,222
Vessel operating costs	(37,685)	(121,034)	(129,151)	(287,870)	—	(287,870)
Voyage expenses	(8,564)	(20,236)	(8,113)	(36,913)	—	(36,913)
Depreciation - vessels and drydock	(21,988)	(79,939)	(78,408)	(180,335)	—	(180,335)
General and administrative expenses	(1,693)	(3,748)	(4,777)	(10,218)	(113,188)	(123,406)
Gain on sale of vessels	—	14,963	30,523	45,486	—	45,486
Financial expenses	—	—	—	—	(80,131)	(80,131)
Financial income	—	—	—	—	21,891	21,891
Income from joint venture	—	—	—	—	4,104	4,104
Dividend income and fair value gain on financial assets measured at fair value through profit or loss	—	—	—	—	41,123	41,123
Other income and (expenses), net	151	1,278	1,302	2,731	(610)	2,121
Segment income or loss	$45,853	$235,597	$189,653	$471,103	$(126,811)	$344,292
For the year ended December 31, 2024

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$120,542	$571,422	$551,987	$1,243,951	$—	$1,243,951
Vessel operating costs	(39,174)	(127,540)	(152,433)	(319,147)	—	(319,147)
Voyage expenses	(3,998)	(15,504)	(10,869)	(30,371)	—	(30,371)
Depreciation - vessels and drydock	(20,423)	(80,191)	(84,705)	(185,319)	—	(185,319)
General and administrative expenses	(1,211)	(3,260)	(4,441)	(8,912)	(112,136)	(121,048)
Gain on sale of vessels	—	26,326	150,211	176,537	—	176,537
Financial expenses	—	—	—	—	(109,539)	(109,539)
Financial income	—	—	—	—	15,947	15,947
Income from joint venture	—	—	—	—	7,664	7,664
Dividend income and fair value loss on financial assets measured at fair value through profit or loss	—	—	—	—	(11,176)	(11,176)
Other income and (expenses), net	—	1,469	166	1,635	(360)	1,275
Segment income or loss	$55,736	$372,722	$449,916	$878,374	$(209,600)	$668,774
For the year ended December 31, 2023

In thousands of U.S. dollars	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$154,586	$530,736	$655,900	$1,341,222	$—	$1,341,222
Vessel operating costs	(37,940)	(114,595)	(163,047)	(315,582)	—	(315,582)
Voyage expenses	(3,712)	(5,536)	(3,995)	(13,243)	—	(13,243)
Depreciation - vessels and drydock	(20,654)	(76,383)	(81,222)	(178,259)	—	(178,259)
Depreciation - right of use assets for vessels	—	(4,910)	(19,334)	(24,244)	—	(24,244)
General and administrative expenses	(1,432)	(3,876)	(4,748)	(10,056)	(96,199)	(106,255)
Write-off of deposits on scrubbers	—	—	(10,508)	(10,508)	—	(10,508)
Gain on sale of vessels	—	—	12,019	12,019	—	12,019
Financial expenses	—	—	—	—	(183,231)	(183,231)
Financial income	—	—	617	617	18,495	19,112
Income from joint venture	—	—	—	—	5,950	5,950
Other expenses, net	—	—	—	—	(83)	(83)
Segment income or loss	$90,848	$325,436	$385,682	$801,966	$(255,068)	$546,898

Disclosure of revenue from major customers
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2025, 2024, and 2023, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2025	2024	2023
MR	Scorpio MR Pool Limited (1)	$323,088	$497,003	$605,442
LR2	Scorpio LR2 Pool Limited (1)	302,048	416,014	405,244
Handymax	Scorpio Handymax Tanker Pool Limited (1)	108,999	118,432	135,481
		$734,135	$1,031,449	$1,146,167

(1)These customers are related parties as described in Note 17.